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                              Rule 24f-2 Notice for
                                WSIS Series Trust
                                File No. 33-65632


1.             Fiscal year for which notice is filed              10/31/95


2.             The number or amount of securities
               of the same class or series, if
               any, which has been registered
               under the Securities Act of 1933,
               other than pursuant to Rule 24f-2
               but which remained unsold at the
               beginning of the Registrant's
               fiscal year.
                                                                     -0-

3.             The number or amount of securities,
               if any, registered during such
               fiscal year other than pursuant to
               Rule 24f-2.
                                                                     -0-

4.             The number or amount of securities
               sold during such fiscal year (see
               attached Computation of Fee).
                                                               9,989,022

5.             The number or amount of securities
               sold during such fiscal year in
               reliance upon registration pursuant
               to Rule 24f-2 (see attached
               Computation of Fee).
                                                               9,989,022

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                                WSIS Series Trust
                               COMPUTATION OF FEE


1.             Actual aggregate sales price of
               Registrant's securities sold
               pursuant to Rule 24f-2 during the
               fiscal year for which the 24f-2
               notice is filed.
                                                             $96,029,034

2.             Reduced by the difference between:

               (a)  actual aggregate redemption
                    price of such securities
                    redeemed by the issuer during
                    the fiscal year for which the
                    24f-2 notice is filed; and
                                                             $50,775,713

               (b)  actual aggregate redemption
                    price of such redeemed
                    securities previously applied
                    by the issuer pursuant to
                    Section 24e-2(a) for the
                    fiscal year for which the 24f-
                    2 notice is filed.
                                                            $        -0-

Total amount upon which the fee calculation specified in
Section 6(b) of the Securities Act of 1933 is based
                                                             $45,253,321

               FEE SUBMITTED (1/29 of 1% of Total Amount)    $    15,604
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     A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this Agreement are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

     Pursuant to the requirements of the Investment Company Act of 1940, WSIS Series Trust has caused this notice to be signed on its behalf by the undersigned duly authorized person.

                                   WSIS SERIES TRUST


Date:  December 19, 1995           By: /s/ E. William Smethurst, Jr.
                                      ----------------------------------------
                                         E. William Smethurst, Jr.
                                         President